SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting [Abstract]
Revenue	$ 202,007	$ 530,606	$ 1,099,225
Cost of revenue	113,376	355,664	750,740
Gross profit	88,631	174,942	348,485
Operating expenses	775,846	262,281	186,500
Segment operating income (loss)	(687,215)	(87,339)	161,985
Segment other income (expense)	(27,465)	(5,858)	12,283
Segment assets	$ 367,927	$ 353,920	$ 181,415